ORGANIZATION, OPERATIONS AND BASIS OF ACCOUNTING	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Organization, Operations and Basis of Accounting [Abstract]
ORGANIZATION, OPERATIONS AND BASIS OF ACCOUNTING
NOTE 1 - ORGANIZATION, OPERATIONS AND BASIS OF ACCOUNTING

Nature of the Business

Almost Never Films Inc. (the “Company”) was originally incorporated in Nevada in October 2007 as Smack Sportswear (“Smack”), which originally manufactured and sold performance and lifestyle based indoor and sand volleyball apparel and accessories. The Company is now an independent film company focused on film production, finance and production related services for movies under budgets of $35 million.

Share Exchange and Recapitalization

On January 15, 2016, Smack entered into a share exchange agreement with Almost Never Films Inc., a private company incorporated in Indiana on July 8, 2015, and its two shareholders, Danny Chan and Derek Williams.

Pursuant to the agreement, Smack issued 1,000,000 shares of our Series A Convertible Preferred Stock to Mr. Chan and Mr. Williams in exchange for all 2,500,000 shares of issued and outstanding common stock of Almost Never Films Inc. (Indiana). As a result of the share exchange, Almost Never Films Inc. (Indiana) became Smack’s wholly-owned subsidiary, and Mr. Chan and Mr. Williams acquired a controlling interest in the Company.

The share exchange was accounted for as a "reverse acquisition," and resulted in a recapitalization. Almost Never Films Inc. (Indiana) is deemed to be the acquirer for accounting purposes. The assets acquired and liabilities assumed were $6,566 and $598,869, respectively. Consequently, the assets and liabilities and the historical operations that will be reflected in the financial statements prior to the share exchange will be those of Almost Never Films Inc. (Indiana) and will be recorded at the historical cost basis of Almost Never Films Inc. (Indiana), and the combined financial statements after completion of the share exchange include the assets and liabilities of Almost Never Films Inc. (Indiana), historical operations of Almost Never Films Inc. (Indiana), and operations of Almost Never Films Inc. (Indiana) from the closing date of the share exchange. As a result of the issuance of the shares of our Series A Convertible Preferred Stock pursuant to the share exchange, a change in control of the Company occurred as of the date of consummation of the share exchange. All share and per share information in the accompanying consolidated financial statements and footnotes has been retroactively restated to reflect the recapitalization. The Company has not yet generated any revenue since inception.

On February 29, 2016, the stockholders of Smack voted to amend the Articles of Incorporation of the Company to (i) increase the authorized capital of the Company to 5,000,000 shares of common stock and (ii) to change the name of the Company to “Almost Never Films Inc.” which took effect on March 2, 2016.

On August 9, 2017, the Company has approved a 1 for 40 reverse split of its issued and outstanding common stock. The common stock accounts and all share related balances have been be applied retroactively for all periods presented.

The new symbol of the Company is HLWD in OTCQB.

Going Concern

The accompanying consolidated financial statements have been prepared on a going concern basis of accounting, which contemplates continuity of operations, realization of assets and liabilities and commitments in the normal course of business. The accompanying consolidated financial statements do not reflect any adjustments that might result if the Company is unable to continue as a going concern. During the six months ended December 31, 2017, the Company had a net loss from operations of $102,367 and net cash outflows from operating activities of $514,287. As of December 31, 2017, the Company is delinquent in payments of $66,613 of a note payable and has an accumulated deficit of $1,065,323. These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern.

The ability of the Company to continue as a going concern and appropriateness of using the going concern basis is dependent upon, among other things, an additional cash infusion and an identification of new business opportunities.

Management has reviewed the entity’s financial condition, and has improved the Company’s working capital during the past fiscal year. Management believes the Company will be able to fund operations for the next year through cash on hand, and further potential equity and debt offerings. There are no other significant conditions or events that management has identified that will adversely affect the Company’s ability to meet its obligations over the next year of operations.

NOTE 1 - ORGANIZATION, OPERATIONS AND BASIS OF ACCOUNTING

Nature of the Business

Almost Never Films Inc. (the “Company”) was originally incorporated in Nevada in October 2007 as Smack Sportswear (“Smack”), which originally manufactured and sold performance and lifestyle based indoor and sand volleyball apparel and accessories. The Company is now an independent film company focused on film production and production related services in connection with genre specific motion pictures with production costs in the $5.0 million to $50.0 million range.

Share Exchange and Recapitalization

On January 15, 2016, Smack entered into a share exchange agreement with Almost Never Films Inc., a private company incorporated in Indiana on July 8, 2015, and its two shareholders, Danny Chan and Derek Williams.

Pursuant to the agreement, Smack issued 1,000,000 shares of our Series A Convertible Preferred Stock to Mr. Chan and Mr. Williams in exchange for all 2,500,000 shares of issued and outstanding common stock of Almost Never Films Inc. (Indiana). As a result of the share exchange, Almost Never Films Inc. (Indiana) became Smack’s wholly-owned subsidiary, and Mr. Chan and Mr. Williams acquired a controlling interest in the Company.

The share exchange was accounted for as a "reverse acquisition," and resulted in a recapitalization. Almost Never Films Inc. (Indiana) is deemed to be the acquirer for accounting purposes. The assets acquired and liabilities assumed were $6,566 and $598,869, respectively. Consequently, the assets and liabilities and the historical operations that will be reflected in the financial statements prior to the share exchange will be those of Almost Never Films Inc. (Indiana) and will be recorded at the historical cost basis of Almost Never Films Inc. (Indiana), and the combined financial statements after completion of the share exchange include the assets and liabilities of Almost Never Films Inc. (Indiana), historical operations of Almost Never Films Inc. (Indiana), and operations of Almost Never Films Inc. (Indiana) from the closing date of the share exchange. As a result of the issuance of the shares of our Series A Convertible Preferred Stock pursuant to the share exchange, a change in control of the Company occurred as of the date of consummation of the share exchange. All share and per share information in the accompanying consolidated financial statements and footnotes has been retroactively restated to reflect the recapitalization. The Company has not yet generated any revenue since inception.

On February 29, 2016, the stockholders of Smack voted to amend the Articles of Incorporation of the Company to (i) increase the authorized capital of the Company to 5,000,000 shares of common stock and (ii) to change the name of the Company to “Almost Never Films Inc.” which took effect on March 2, 2016.

On August 9, 2017, the Company has approved a 1 for 40 reverse split of its issued and outstanding common stock. The common stock accounts and all share related balances have been be applied retroactively for all periods presented.

The new symbol of the Company is HLWD in OTCQB.

Going Concern

The accompanying consolidated financial statements have been prepared on a going concern basis of accounting, which contemplates continuity of operations, realization of assets and liabilities and commitments in the normal course of business. The accompanying consolidated financial statements do not reflect any adjustments that might result if the Company is unable to continue as a going concern. During the year ended June 30, 2017, the Company had a net loss from continuing operations of $119,253 and net cash outflows from operating activities of $108,377. As of June 30, 2017, the Company is delinquent in payments of $66,613 of a note payable, and had a working capital deficiency of $11,761 and a accumulated deficit of $945,257. These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern.

The ability of the Company to continue as a going concern and appropriateness of using the going concern basis is dependent upon, among other things, an additional cash infusion and an identification of new business opportunities. No assurance can be given that any future financing will be available or, if available, that it will be on terms that are satisfactory to the Company. Even if the Company is able to obtain additional financing, it may contain undue restrictions on operations, in the case of debt financing, or cause substantial dilution for our stock holders, in case of equity financing.